Condensed Consolidated Statement of Changes in Stockholders Deficit (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2022
Debt conversion price, increase	$ 0.0744
Debt conversion price, decrease	$ 0.1540
Minimum [Member]
Debt conversion price		$ 0.0253	$ 0.045
Warrant exercise price		0.06	0.06
Maximum [Member]
Debt conversion price		0.06430	0.064
Warrant exercise price		$ 0.08	$ 0.08